DUE FROM RELATED PARTIES	12 Months Ended
Dec. 31, 2018
DUE FROM RELATED PARTIES [Abstract]
Disclosure of Due From Related Parties [Text Block]
10	DUE FROM RELATED PARTIES

	2018	2017
	US$’000	US$’000
Due from related parties (Note 5)
- non-interest bearing - trade	-	22
- interest bearing - non-trade	-	15,215
Due from joint ventures (Note 5)
- non-interest bearing - non-trade	4,300	2,597
- interest bearing - non-trade	9,216	26,888
	13,516	44,722
Included in assets of a disposal group held for sale (Note 39)	-	(17,724)
	13,516	26,998

Amounts due from related parties and joint ventures are unsecured and repayable on demand and their carrying value approximate fair value.

In 2018, interest was charged on the amounts due from joint ventures of US$9,216,000 at 15.0% per annum. In 2017, interest was charged on amounts due from related parties of US$15,215,000 at 8.22% per annum and amounts due from joint venture of US$26,888,000 at 15.0% per annum.

For purpose of impairment assessment, amounts due from related parties are considered to have low credit risk as they are not due for payment at the end of the reporting period and there has been no significant increase in the risk of default on the receivables since initial recognition. Accordingly, for the purpose of impairment assessment for these receivables, the loss allowance is measured at an amount equal to 12-month expected credit losses (ECL).

In determining the ECL, management has taken into account the historical default experience and the financial position of the counterparties, adjusted for factors that are specific to the related parties.